UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2006

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 18.0%
Fannie Mae:
5.00%, 8/24/07	$1,000,000	$998,637
5.30%, 1/8/08	2,000,000	2,000,000
Fannie Mae Discount Notes:
1/17/07	753,000	751,270
2/16/07	1,000,000	993,867
3/30/07	1,000,000	987,900
4/27/07	2,479,000	2,438,822
6/1/07	2,000,000	1,956,847
Federal Home Loan Bank:
5.30%, 1/29/07	1,000,000	1,000,000
5.00%, 2/9/07	1,000,000	1,000,000
5.35%, 2/28/07	1,000,000	1,000,000
5.25%, 4/13/07	1,000,000	1,000,000
5.30%, 10/16/07	1,000,000	1,000,000
5.22%, 11/14/07	1,000,000	1,000,000
5.30%, 11/16/07	1,000,000	1,000,000
5.15%, 12/14/07	2,000,000	2,000,000
5.20%, 12/18/07	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes 2/9/07	135,000	134,232
Freddie Mac, 5.35%, 11/21/07	2,000,000	2,000,000
Freddie Mac Discount Notes:
1/9/07	1,000,000	999,000
1/19/07	294,000	293,228
2/16/07	1,000,000	993,867
3/6/07	2,000,000	1,982,773
5/1/07	1,000,000	983,367
5/29/07	3,000,000	2,937,470
7/24/07	619,000	601,181
9/7/07	1,000,000	966,039

Total U.S. Government Agencies and Instrumentalities (Cost $32,018,500)		32,018,500

	Principal
	Amount	Value

Depository Receipts For U.S. Government Guaranteed Loans - 0.7%
Colson Services Corporation Loan Sets:
7.094%, 7/26/10 (c)(h)(r)	73,525	73,542
7.00%, 1/22/11 (c)(h)(r)	84,923	84,920
7.25%, 3/23/12 (c)(h)(r)	87,520	87,686
7.125%, 5/29/12 (c)(h)(r)	258,868	258,865
7.00%, 8/10/12 (c)(h)(r)	602,228	604,592
7.00%, 9/2/12 (c)(h)(r)	112,838	113,195

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $1,222,800)		1,222,800

Certificates of Deposit - 0.4%
Bank of Cherokee County, 3.50%, 4/21/07 (k)	100,000	100,000
Broadway Federal Bank FSB, 3.61%, 9/15/07 (k)	100,000	100,000
Community Bank of the Bay, 4.85%, 10/8/07 (k)	100,000	100,000
Community Capital Bank, 4.40%, 1/20/07 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 4.75%, 12/18/07 (k)	100,000	100,000
One United Bank, 4.85%, 3/19/07 (k)	100,000	100,000
Self Help Credit Union, 5.20%, 7/14/07 (k)	100,000	100,000

Total Certificates of Deposit (Cost $700,000)		700,000

Taxable Variable Rate Demand Notes - 78.1%
Akron Hardware Consultants, Inc., 5.40%, 11/1/22, LOC FirstMerit Bank, C/LOC FHLB (r)	1,773,000	1,773,000
Berks County Pennsylvania IDA Revenue, 5.50%, 6/1/15, LOC Wachovia Bank (r)	1,460,000	1,460,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 5.40%, 6/1/21, LOC Comerica Bank (r)	5,300,000	5,300,000
Butler County Alabama IDA Revenue, 5.35%, 3/1/12, LOC Whitney Bank, C/LOC FHLB (r)	750,000	750,000
California Statewide Communities Development Authority MFH Revenue:
5.45%, 7/1/27, LOC Bank of the West, C/LOC CALSTRs (r)	80,000	80,000
5.44%, 12/15/34, LOC Fannie Mae (r)	1,190,000	1,190,000
5.44%, 12/15/36, LOC Bank of the West (r)	1,000,000	1,000,000
California Statewide Communities Development Authority Special Tax Revenue, 5.37%, 3/15/34, LOC Fannie Mae (r)	2,850,000	2,850,000
Durham North Carolina GO, 5.43%, 5/1/18, BPA: Bank of America (r)	2,500,000	2,500,000
Florida State Housing Finance Corp. MFH Revenue:
Victoria B, 5.42%, 10/15/32, LOC Fannie Mae (r)	2,400,000	2,400,000
Victoria J-2, 5.42%, 10/15/32, LOC Fannie Mae (r)	2,835,000	2,835,000
5.36%, 11/1/32, LOC Freddie Mac (r)	1,250,000	1,250,000
Grove City Church of the Nazarene, 5.38%, 2/1/24, LOC National City Bank (r)	1,654,000	1,654,000

	Principal
	Amount	Value

Haskell Capital Partners Ltd., 5.35%, 9/1/20, LOC Colonial Bank, C/LOC FHLB (r)	3,800,000	3,800,000
Heritage Funeral Services LLC, 5.52%, 2/1/18, LOC Old National Bank, C/LOC Northern Trust Co. (r)	700,000	700,000
HHH Investment Co., 5.35%, 7/1/29, LOC Bank of the West (r)	2,220,000	2,220,000
Holland Board of Public Works Home Building Co., 5.52%, 11/1/22, LOC Wells Fargo Bank (r)	1,025,000	1,025,000
Jobs Co. LLC, 5.40%, 5/1/22, LOC First Commonwealth Bank (r)	2,615,000	2,615,000
Kaneville Road Joint Venture, Inc., 5.38%, 11/1/32, LOC First American Bank, C/LOC FHLB (r)	5,130,000	5,130,000
Lancaster California Redevelopment Agency MFH Revenue, 5.42%, 1/15/35, LOC Fannie Mae (r)	400,000	400,000
Los Angeles California MFH Revenue, 5.36%, 12/15/34, LOC Fannie Mae (r)	1,400,000	1,400,000
Main & Walton Development Co., 5.42%, 9/1/29, LOC Sovereign Bank, C/LOC FHLB (r)	5,475,000	5,475,000
Maniilaq Association Revenue, 5.40%, 11/1/22, LOC Washington Mutual Bank, C/LOC FHLB (r)	2,450,000	2,450,000
Milpitas California MFH Revenue, 5.34%, 8/15/33, LOC Fannie Mae (r)	2,300,000	2,300,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 5.39%, 8/1/20, LOC Marshall & Ilsley Bank (r)	1,250,000	1,250,000
MOB Management One LLC, 5.62%, 12/1/26, LOC Columbus Bank & Trust (r)	1,260,000	1,260,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 5.50%, 5/1/25, LOC FHLB (r)	3,155,000	3,155,000
New York State MMC Corp. Revenue Bonds, 5.50%, 11/1/35, LOC JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 5.50%, 1/1/31, LOC Bank of New York (r)	5,300,000	5,300,000
Osprey Management Co. LLC, 5.42%, 6/1/27, LOC Wells Fargo Bank (r)	5,100,000	5,100,000
Peoploungers, Inc., 5.35%, 4/1/18, LOC Bank of New Albany, C/LOC FHLB (r)	2,640,000	2,640,000
Portage Indiana Economic Development Revenue, 5.49%, 3/1/20, LOC FHLB (r)	700,000	700,000
Post Apartment Homes LP, 5.35%, 7/15/29, CA: Fannie Mae (r)	16,280,000	16,280,000
Racetrac Capital LLC, 5.37%, 9/1/20, LOC Regions Bank (r)	5,000,000	5,000,000
Rex Lumber LLC, 5.36%, 2/1/22, LOC Whitney National Bank, C/LOC FHLB (r)	7,580,000	7,580,000
Roosevelt Paper Co., 5.40%, 6/1/12, LOC Wachovia Bank (r)	1,100,000	1,100,000
Scott Street Land Co., 5.41%, 1/3/22, LOC Fifth Third Bank (r)	3,005,000	3,005,000
Scottsboro Alabama Industrial Development Board Revenue, 5.33%, 10/1/10, LOC Wachovia Bank (r)	650,000	650,000
Sea Island Co., 5.46%, 2/1/21, LOC Columbus Bank & Trust (r)	1,715,000	1,715,000
Shawnee Kansas Private Activity Revenue, 5.50%, 12/1/12, LOC JPMorgan Chase Bank (r)	3,245,000	3,245,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 5.67%, 12/1/27, LOC First Tennessee Bank (r)	1,600,000	1,600,000
Southeast Alabama Gas Distribution Revenue, 5.35%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	6,120,000	6,120,000
St. Joseph County Indiana Economic Development Revenue, 5.54%, 6/1/27, LOC FHLB (r)	145,000	145,000
St. Paul Minnesota Port Authority Revenue:
5.55%, 3/1/07, LOC Dexia Credit Local (r)	145,000	145,000
5.45%, 3/1/21, LOC Dexia Credit Local (r)	1,815,000	1,815,000
Taylor County Kentucky Tax Notes, 5.35%, 1/1/19, LOC Peoples Bank & Trust, C/LOC FHLB (r)	3,260,000	3,260,000

	Principal
	Amount	Value
Tucson Arizona Airport Authority, Inc. Revenue, 5.40%, 11/1/18, LOC Bank of America (r)	3,180,000	3,180,000
Tyler Enterprises LLC, 5.36%, 10/1/22, LOC People Bank and Trust, C/LOC FHLB (r)	3,920,000	3,920,000
Washington State MFH Finance Commission Revenue:
5.37%, 6/15/32, CA: Fannie Mae (r)	1,310,000	1,310,000
5.37%, 7/15/32, CA: Fannie Mae (r)	835,000	835,000
5.37%, 7/15/34, LOC Fannie Mae (r)	1,875,000	1,875,000
5.41%, 5/15/35, LOC Fannie Mae (r)	1,060,000	1,060,000
5.36%, 5/1/37, LOC Freddie Mac (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $139,152,000)		139,152,000

TOTAL INVESTMENTS (Cost $173,093,300) - 97.2%		173,093,300
Other assets and liabilities, net - 2.8%		4,913,780
NET ASSETS - 100%		$178,007,080

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.
(h) Represents rate in effect at December 31, 2006, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2006, the prime rate was 8.25%.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Shares	Value
EQUITY SECURITIES - 61.0%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	12,200	$313,296
Innovative Solutions & Support, Inc.*	4,300	73,229

		386,525

Air Freight & Logistics - 0.5%
Expeditors International Washington, Inc.	10,300	417,150
FedEx Corp.	16,500	1,792,230
United Parcel Service, Inc., Class B	13,300	997,234

		3,206,614

Airlines - 0.2%
Continental Airlines, Inc., Class B*	22,500	928,125
Southwest Airlines Co.	26,600	407,512

		1,335,637

Auto Components - 0.1%
Autoliv, Inc.	5,300	319,590

Automobiles - 0.1%
Harley-Davidson, Inc.	5,000	352,350

Biotechnology - 1.1%
Amgen, Inc.*	78,250	5,345,258
Gilead Sciences, Inc.*	15,705	1,019,726

		6,364,984

Building Products - 0.1%
American Standard Co.’s, Inc.	9,000	412,650

Capital Markets - 2.5%
BlackRock, Inc.	2,700	410,130
Charles Schwab Corp.	7,500	145,050
Federated Investors, Inc., Class B	6,600	222,948
Goldman Sachs Group, Inc.	39,400	7,854,390
Legg Mason, Inc.	22,672	2,154,974

	Shares	Value
Nuveen Investments, Inc.	68,100	3,533,028
SEI Investments Co.	7,100	422,876
T. Rowe Price Group, Inc.	8,614	377,035

		15,120,431

Chemicals - 0.6%
H.B. Fuller Co.	55,600	1,435,592
Lubrizol Corp.	1,200	60,156
Praxair, Inc.	32,500	1,928,225
		3,423,973

Commercial Banks - 2.2%
M&T Bank Corp.	21,200	2,589,792
National City Corp.	5,900	215,704
US Bancorp	84,600	3,061,674
Wachovia Corp.	123,248	7,018,974
Wells Fargo & Co.	17,000	604,520

		13,490,664

Commercial Services & Supplies - 0.3%
Manpower, Inc.	8,500	636,905
United Stationers, Inc.*	19,000	887,110

		1,524,015

Communications Equipment - 2.0%
Cisco Systems, Inc.*	313,056	8,555,820
Motorola, Inc.	115,791	2,380,663
QUALCOMM, Inc.	23,100	872,949

		11,809,432

Computers & Peripherals - 2.8%
Apple Computer, Inc.*	10,006	848,909
Dell, Inc.*	73,800	1,851,642
EMC Corp.*	89,412	1,180,238
Hewlett-Packard Co.	96,700	3,983,073
International Business Machines Corp.	70,900	6,887,935
Lexmark International, Inc.*	23,900	1,749,480
Western Digital Corp.*	18,280	374,009

		16,875,286

Consumer Finance - 1.4%
American Express Co.	47,200	2,863,624
Capital One Financial Corp.	23,381	1,796,128
First Marblehead Corp.	37,800	2,065,770
SLM Corp.	34,200	1,667,934

		8,393,456

	Shares	Value
Containers & Packaging - 0.1%
Aptargroup, Inc.	6,300	371,952
Sealed Air Corp.	300	19,476

		391,428

Diversified Consumer Services - 0.0%
Apollo Group, Inc.*	2,800	109,116

Diversified Financial Services - 4.5%
Bank of America Corp.(s)	193,390	10,325,092
CIT Group, Inc.	73,500	4,099,095
First Republic Preferred Capital Corp., Preferred(e)	500	532,500
JPMorgan Chase & Co.	151,033	7,294,894
MFH Financial Trust I, Preferred(e)	20,000	2,045,000
Roslyn Real Estate Asset Corp., Preferred*	10	1,004,687
WoodBourne Pass-Through Trust, Preferred(e)	20	2,003,125

		27,304,393

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	167,800	5,998,850
BellSouth Corp.	72,200	3,401,342

		9,400,192

Electric Utilities - 0.4%
Cleco Corp.	54,300	1,369,989
IDACORP, Inc.	28,800	1,113,120

		2,483,109

Electrical Equipment - 0.5%
Cooper Industries Ltd.	1,100	99,473
Genlyte Group, Inc.*	30,900	2,413,599
Woodward Governor Co.	16,800	667,128

		3,180,200

Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc.*	15,700	547,145
Amphenol Corp.	27,550	1,710,304
Jabil Circuit, Inc.	12,000	294,600

		2,552,049

Energy Equipment & Services - 0.9%
Grant Prideco, Inc.*	14,400	572,688
Smith International, Inc.	73,900	3,035,073
Universal Compression Holdings, Inc.*	33,400	2,074,474

		5,682,235

EQUITY SECURITIES - 61.0%	Shares	Value
Food & Staples Retailing - 0.2%
Sysco Corp.	11,143	409,617
Walgreen Co.	11,000	504,790

		914,407

Food Products - 1.5%
General Mills, Inc.	67,300	3,876,480
Kellogg Co.	93,100	4,660,586
McCormick & Co., Inc.	14,400	555,264

		9,092,330

Gas Utilities - 1.5%
Energen Corp.	49,400	2,318,836
Equitable Resources, Inc.	17,600	734,800
Oneok, Inc.	108,300	4,669,896
Questar Corp.	13,800	1,146,090

		8,869,622

Health Care Equipment & Supplies - 1.1%
Beckman Coulter, Inc.	4,000	239,200
Becton Dickinson & Co.	42,100	2,953,315
Cytyc Corp.*	11,000	311,300
Dentsply International, Inc.	10,200	304,470
Medtronic, Inc.	54,671	2,925,445
Varian Medical Systems, Inc.*	3,000	142,710

		6,876,440

Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	59,100	2,657,136
Cardinal Health, Inc.	61,400	3,956,002
Caremark Rx, Inc.	45,000	2,569,950
Cigna Corp.	20,600	2,710,342
Coventry Health Care, Inc.*	33,000	1,651,650
Express Scripts, Inc.*	23,300	1,668,280
Health Management Associates, Inc.	14,000	295,540
Laboratory Corp. of America Holdings, Inc.*	22,600	1,660,422
Lincare Holdings, Inc.*	10,300	410,352
McKesson Corp.	66,700	3,381,690
Quest Diagnostics, Inc.	7,224	382,872
WellCare Health Plans, Inc.*	2,200	151,580

		21,495,816

Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	44,000	1,767,480

	Shares	Value
Starbucks Corp.*	65,900	2,334,178

		4,101,658

Household Durables - 0.6%
Black & Decker Corp.	6,200	495,814
Garmin Ltd.	6,029	335,574
KB Home	3,500	179,480
Pulte Homes, Inc.	77,400	2,563,488

		3,574,356

Household Products - 2.1%
Colgate-Palmolive Co.	27,549	1,797,297
Kimberly-Clark Corp.	33,900	2,303,505
Procter & Gamble Co.	135,195	8,688,983

		12,789,785

Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	45,300	1,673,382

Industrial Conglomerates - 0.9%
3M Co.	72,873	5,678,993

Insurance - 3.2%
21st Century Insurance Group	6,900	121,785
Aflac, Inc.	6,750	310,500
American Physicians Capital, Inc.*	3,700	148,148
Arthur J. Gallagher & Co.	8,500	251,175
Brown & Brown, Inc.	9,500	267,995
Chubb Corp.	36,100	1,910,051
Commerce Group, Inc.	24,100	716,975
Conseco, Inc.:
Preferred	80,500	2,007,670
Warrants (strike price $27.60/share, expires 9/10/08)*	3,161	2,402
First American Corp.	5,500	223,740
Hartford Financial Services Group, Inc.	18,498	1,726,048
Lincoln National Corp.	11,100	737,040
Odyssey Re Holdings Corp.	20,900	779,570
Phoenix Co.’s, Inc.	5,200	82,628
Principal Financial Group	36,100	2,119,070
Prudential Financial, Inc.	26,000	2,232,360
Safeco Corp.	2,800	175,140
St. Paul Travelers Co.’s, Inc.	80,600	4,327,414
StanCorp Financial Group, Inc.	14,100	635,205
UnumProvident Corp.	30,700	637,946
WR Berkley Corp.	2,200	75,922

		19,488,784

	Shares	Value
Internet & Catalog Retail - 0.1%
Expedia, Inc.*	38,000	797,240
Liberty Media Holding Corp. — Interactive*	1,025	22,109

		819,349

Internet Software & Services - 0.0%
eBay, Inc.*	10,000	300,700

IT Services - 1.3%
Acxiom Corp.	15,500	397,575
Automatic Data Processing, Inc.	86,600	4,265,050
First Data Corp.	49,600	1,265,792
Fiserv, Inc.*	19,500	1,022,190
Tyler Technologies, Inc.*	57,000	801,420

		7,752,027

Life Sciences — Tools & Services - 0.1%
Applera Corp. — Applied Biosystems Group	4,200	154,098
Waters Corp.*	3,700	181,189

		335,287

Machinery - 2.6%
Cummins, Inc.	21,200	2,505,416
Danaher Corp.	40,756	2,952,365
Graco, Inc.	10,100	400,162
Illinois Tool Works, Inc.	88,000	4,064,720
Nordson Corp.	17,400	867,042
Parker Hannifin Corp.	29,300	2,252,584
Terex Corp.*	39,900	2,576,742
Valmont Industries, Inc.	4,900	271,901

		15,890,932

Media - 2.4%
Cox Radio, Inc.*	52,100	849,230
McGraw-Hill Co.’s, Inc.	99,200	6,747,584
Omnicom Group, Inc.	12,200	1,275,388
Time Warner, Inc.	257,300	5,603,994
Univision Communications, Inc.*	7,700	272,734

		14,748,930

Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	3,900	153,582

Multiline Retail - 1.4%
Kohl’s Corp.*	56,700	3,879,981

	Shares	Value
Nordstrom, Inc.	35,800	1,766,372
Target Corp.	53,200	3,035,060

		8,681,413

Multi-Utilities - 0.5%
MDU Resources Group, Inc.	98,500	2,525,540
NiSource, Inc.	15,200	366,320
OGE Energy Corp.	1,600	64,000

		2,955,860

Office Electronics - 0.3%
Xerox Corp.*	94,000	1,593,300

Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp.	1,700	49,385
EOG Resources, Inc.	89,200	5,570,540
Kinder Morgan, Inc.	20,600	2,178,450
Overseas Shipholding Group, Inc.	38,000	2,139,400
Plains Exploration & Production Co.*	25,400	1,207,262
St Mary Land & Exploration Co.	12,200	449,448
Tidewater, Inc.	16,800	812,448
XTO Energy, Inc.	128,309	6,036,938

		18,443,871

Paper & Forest Products - 0.1%
Weyerhaeuser Co.	5,800	409,770

Personal Products - 0.1%
Playtex Products, Inc.*	33,100	476,309

Pharmaceuticals - 2.3%
Barr Pharmaceuticals, Inc.*	49,784	2,495,174
Johnson & Johnson	57,100	3,769,742
Pfizer, Inc.	302,800	7,842,520

		14,107,436

Real Estate Investment Trusts - 0.3%
Equity Office Properties Trust	9,500	457,615
Friedman Billings Ramsey Group, Inc.	19,884	159,072
New Century Financial Corp.	32,300	1,020,357

		1,637,044

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	15,900	527,880

Semiconductors & Semiconductor Equipment - 1.4%

	Shares	Value
Intel Corp.	106,300	2,152,575
Lam Research Corp.*	22,500	1,138,950
MEMC Electronic Materials, Inc.*	7,600	297,464
Micron Technology, Inc.*	94,100	1,313,636
Novellus Systems, Inc.*	55,600	1,913,752
Texas Instruments, Inc.	61,700	1,776,960

		8,593,337

Software - 2.0%
Adobe Systems, Inc.*	77,800	3,199,136
BEA Systems, Inc.*	79,200	996,336
BMC Software, Inc.*	24,100	776,020
Compuware Corp.*	47,500	395,675
Microsoft Corp.	206,609	6,169,345
Sybase, Inc.*	12,200	301,340
Symantec Corp.*	19,000	396,150

		12,234,002

Specialty Retail - 2.2%
Bed Bath & Beyond, Inc.*	6,300	240,030
Best Buy Co., Inc.	31,700	1,559,323
Gap, Inc.	36,200	705,900
Home Depot, Inc.	118,683	4,766,309
Office Depot, Inc.*	48,600	1,855,062
Staples, Inc.	154,366	4,121,572

		13,248,196

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc., Class B	28,500	2,822,355

Thrifts & Mortgage Finance - 0.6%
Freddie Mac	3,200	217,280
Triad Guaranty, Inc.*	3,000	164,610
Washington Mutual, Inc.	77,279	3,515,422

		3,897,312

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	30,100	1,122,128

	Shares	Value
Venture Capital - 1.4%
Agraquest, Inc.:
Series B Preferred(b)(i)*	190,477	38,033
Series C Preferred(b)(i)*	117,647	27,191
Series H Preferred(b)(i)*	3,463,856	236,207
Allos Therapeutics*	171,271	1,000,223
CFBanc Corp.(b)(i)*	27,000	343,740
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 04/21/14) (b)(i)*	162,500	—
Community Bank of the Bay(b)*	4,000	40,000
Community Growth Fund*	1,498,306	1,434,665

	Shares	Value
Distributed Energy Systems Corp., Common Stock*	14,937	53,773
Evergreen Solar, Inc.*	66,000	499,620
Gaiam, Inc.*	12,500	171,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Series A Preferred(b)(i)*	69,033	98,717
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12)(b)(i)*	1,104	—
Series B Preferred(b)(i)*	161,759	231,315
Series B Preferred, Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series C Preferred(b)(i)*	36,984	52,886

Hayes Medical Inc.:
Common Stock(b)(i)*	180,877	—
Series B Preferred(b)(i)*	348,940	17,447
Series C Preferred(b)(i)*	601,710	120,342
Series A-1 Preferred(b)(i)*	420,683	—
Inflabloc Pharmaceuticals, Inc.(b)(i)*	625	1
MedImmune, Inc.*	19,854	642,674
Neighborhood Bancorp(b)(i)*	10,000	186,739
Pharmadigm, Inc.(b)(i)*	568	—
Plethora Technology, Inc,:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	—
Series A Preferred(a)(b)(i)*	825,689	526,377
Series A Preferred Warrants (strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	—
Series A Preferred Warrants (strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	—
Seventh Generation, Inc.(b)(i)*	200,295	1,665,152
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred(b)(i)*	104,297	167,367
Series 1-B, Convertible Preferred(b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wild Planet Toys, Inc.:
Series A Preferred(b)(i)*	8,696	1
Series B Preferred(b)(i)*	476,190	714,285
Series E Preferred(b)(i)*	129,089	193,634

		8,494,582

Total Equity Securities (Cost $304,932,479)		367,919,504

	ADJUSTED
Limited Partnership Interest - 0.7%	BASIS

Angels With Attitude I LLC (a)(b)(i)*	$200,000	$170,416
Coastal Venture Partners (b)(i)*	173,067	116,772
Common Capital (b)(i)*	352,651	230,521
Environmental Private Equity Fund II (b)(i)*	12,731	48,494
First Analysis Private Equity Fund IV (b)(i)*	390,315	485,088
GEEMF Partners (a)(b)(i)*	185,003	514,034
Global Environment Emerging Markets Fund (b)(i)*	757,589	1,700,555
Hambrecht & Quist Environmental Technology Fund (b)(i)*	254,513	37,410
Infrastructure and Environmental Private Equity Fund III (b)(i)*	493,424	312,901
Labrador Ventures III (b)(i)*	360,875	87,667
Labrador Ventures IV (b)(i)*	822,439	258,163
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	175,646	172,006
Solstice Capital (b)(i)*	360,526	340,995
Utah Ventures (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,058	25,810

Total Limited Partnership Interest (Cost $6,112,418)		4,500,833

	PRINCIPAL
Corporate Bonds - 20.0%	AMOUNT

ACLC Business Loan Receivables Trust, 6.00%, 10/15/21 (e)(r)	$562,727	$544,745
AgFirst Farm Credit Bank, 7.30%, 10/14/49 (e)	2,000,000	2,016,580
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)	380,000	380,000
APL Ltd., 8.00%, 1/15/24	550,000	493,625
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	994,573
Assured Guaranty US Holdings, Inc., 6.40%, 12/15/16, floating thereafter to 12/15/66 (r)	500,000	501,072
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)	4,060,000	2,215,186
Atmos Energy Corp., 5.749%, 10/15/07 (r)	2,000,000	2,000,344
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,710,000	2,683,361
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,280,000	1,441,141
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/31/49 (e)(r)	1,000,000	989,341
BellSouth Telecommunications, STEP0.00% to 15/15/16, 6.65% thereafter to 12/15/95 STEP (r)	1,500,000	767,893
BF Saul, 7.50%, 3/1/14	750,000	764,063
Cardinal Health, Inc., 5.64%, 10/2/09 (e)(r)	1,000,000	1,001,301
Chase Funding Mortgage Loan, 4.045%, 5/25/33	4,007,811	3,952,183
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	252,188
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/07 (b)(i)(w)*	297,877	—
Convertible Notes II, 10.00%, 8/31/07 (b)(i)(x)*	32,500	—
Convertible Notes III, 10.00%, 8/31/07 (b)(i)(y)*	25,000	—
Convertible Notes IV, 10.00%, 8/31/07 (b)(i)(z)*	25,000	—
Collegiate Funding Services Education Loan Trust I:

	PRINCIPAL
Corporate Bonds - 20.0%	AMOUNT
5.31%, 3/1/42 (e)(r)	6,000,000	6,015,000
5.30%, 12/28/43 (r)	3,500,000	3,508,750
Community Reinvestment Revenue Notes, 5.68%, 6/1/31 (e)	1,120,536	1,121,937
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,885,306
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,094,282
Enterprise Products Operating LP, 8.375% to 8/1/16, floating rate thereafter to 8/1/66 (r)	1,750,000	1,898,750
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	993,283
Glitnir banki HF:
5.80%, 1/21/11 (e)(r)	3,000,000	2,999,961
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,500,000	1,513,572
Global Signal :
Trust II, 4.232%, 12/15/14 (e)	500,000	486,674
Trust III, 5.361%, 2/15/36 (e)	300,000	298,301
Goldman Sachs Group, Inc., 6.345%, 2/15/34	1,200,000	1,215,853
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	1,300,000	1,299,797
Health Care Property Investors, Inc., 5.81%, 9/15/08 (r)	3,000,000	3,007,230
HRPT Properties Trust, 5.961%, 3/16/11 (r)	2,500,000	2,499,921
Impac CMB Trust, 5.62%, 5/25/35 (r)	2,587,190	2,591,749
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,399,561
Interpool Capital Trust, 9.875%, 2/15/27	1,000,000	1,037,500
JPMorgan Chase & Co., 4.91%, 10/28/08 (r)	3,850,000	3,847,695
Kaupthing Bank HF:
5.519%, 12/1/09	1,500,000	1,486,439
6.07%, 1/15/10 (e)(r)	3,000,000	3,005,986
KDM Development Corp., 2.41%, 12/31/07 (b)(i)	746,900	728,956
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,000,000	893,125
Leucadia National Corp., 7.00%, 8/15/13	420,000	424,200
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	8,480
8.30%, 12/1/37 (e)(m)*	6,130,000	30,650
8.45%, 12/1/97 (e)(m)*	2,560,000	12,800
Masco Corp., 5.603%, 3/9/07 (e)(r)	2,000,000	2,000,668
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	994,800
Meridian Funding Co. LLC, 5.68%, 6/9/08	999,993	997,755
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,750,000	1,680,315
Midwest Family Housing LLC, 5.531%, 1/1/51 (e)	1,000,000	978,350
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,029,445
Nelnet Student Loan Trust, 5.30%, 10/25/38 (r)	2,800,000	2,800,000
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	1,250,000	1,282,112
5.78%, 10/1/36 (e)	1,000,000	1,038,750
Orkney Re II plc, Series B, 8.404%, 12/21/35 (e)(r)	1,100,000	1,100,000
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	1,250,000	1,250,000
Pacific Pilot Funding Ltd., 6.124%, 10/20/16 (e)(r)	990,764	989,341
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	512,423
Pioneer Natural Resources Co.:

	PRINCIPAL
Corporate Bonds - 20.0%	AMOUNT
5.875%, 7/15/16	250,000	230,829
6.875%, 5/1/18	3,550,000	3,453,115
Plethora Technology Inc., 12.00%, 6/30/07 (b)(i)	150,000	150,000
Preferred Term Securities IX Ltd., 6.121%, 4/3/33 (e)(r)	1,000,000	1,005,720
Prudential Financial, Inc., 5.51%, 6/13/08 (r)	1,500,000	1,503,092
RBS Capital Trust I, 6.164%, 9/29/49 (r)	1,250,000	1,248,482
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,250,000	1,238,307
Reed Elsevier Capital, Inc., 5.69%, 6/15/10 (r)	3,000,000	2,999,896
Rose Smart Growth Investment Fund, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000
Salvation Army, 5.46%, 9/1/16	160,000	162,800
Santander Issuances SA Unipersonal , 5.725%, 6/20/16 (e)(r)	1,000,000	1,016,912
Sovereign Bancorp, Inc., 5.649%, 3/1/09 (e)(r)	1,000,000	999,559
Sovereign Bank, 4.00%, 2/1/08	1,235,000	1,217,173
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	346,569
Spieker Properties LP, 6.75%, 1/15/08	3,500,000	3,551,549
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	36,888,183	4,683,693
Union Financial Services 1, Inc.:
5.32%, 12/1/32, Class A13 (r)	3,000,000	3,000,000
5.32%, 12/1/32, Class A16 (r)	2,800,000	2,807,000
Vornado Realty LP, 5.625%, 6/15/07	1,000,000	1,000,046
Western Union Co., 5.40%, 11/17/11 (e)	2,500,000	2,462,652
Xerox Corp., 6.75%, 2/1/17	500,000	518,750

Total Corporate Bonds (Cost $130,321,575)		120,553,457

U.S. Government Agencies and Instrumentalities - 6.8%
Fannie Mae, 5.50%, 12/25/16	1,395,969	1,382,598
Federal Home Loan Bank:
0.00%, 2/5/07 (r)	1,000,000	981,250
5.00%, 10/26/07 (r)	5,000,000	4,991,427
0.00%, 12/28/07 (r)	2,000,000	1,833,400
Federal Home Loan Bank Discount Notes, 1/2/07	18,000,000	17,997,600
Freddie Mac:
5.125%, 12/15/13	8,457,203	8,346,108
5.625%, 11/23/35	2,500,000	2,427,325
Small Business Administration:
5.038%, 3/10/15	995,117	981,923
4.94%, 8/10/15	1,937,971	1,916,062

Total U.S. Government Agencies and Instrumentalities (Cost $41,156,653)		40,857,693

Municipal Obligations - 0.2%

	PRINCIPAL
Corporate Bonds - 20.0%	AMOUNT
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	3,750,000	1,223,170

Total Municipal Obligations (Cost $3,765,432)		1,223,170

Taxable Municipal Obligations - 10.4%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/17	200,000	198,750
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	6,000,000	4,690,500
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	750,000	743,625
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	490,500
California Statewide Communities Development Authority Revenue Bonds:
5.48%, 8/1/11	800,000	809,456
5.01%, 8/1/15	635,000	625,145

Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,500,000	1,504,350
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	2,000,000	2,041,880
Detroit Michigan GO Bonds, 5.15%, 4/1/25	3,000,000	2,801,100
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	496,445
Howell Township New Jersey School District GO Bonds, 5.10%, 7/15/17	1,505,000	1,480,875
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,325,000	1,334,792
Indiana State Bond Bank Revenue Bonds:
5.38%, 7/15/18	950,000	950,646
6.01%, 7/15/21	2,500,000	2,565,625
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	637,844
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	500,000	509,660
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,489,689
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	819,445
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	1,750,000	1,759,345
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,135,006
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	682,906
New York State MMC Corp. Revenue Bonds, 5.50%, 11/1/35 (r)	1,000,000	1,000,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,855,720
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,500,000	2,488,925
5.383%, 9/1/16	3,000,000	3,011,670
5.263%, 9/7/16	1,000,000	996,650
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	728,333

	PRINCIPAL
Corporate Bonds - 20.0%	AMOUNT
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	4,000,000	3,015,640
6/30/14	1,500,000	1,016,790
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	750,000	726,510
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	2,500,000	2,506,800
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	250,000	249,762
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	500,000	504,175
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	501,580
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,500,000	1,523,850
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	926,030
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,766,373
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,490,880

Schenectady New York Metroplex Development Authority Revenue Bonds, 5.29%, 8/1/14	170,000	169,362
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	725,168
3.90%, 12/1/09	1,150,000	1,114,626
South Carolina Student Loan Corp. Revenue Bonds, 5.30%, 9/4/46 (r)	2,000,000	2,000,000
Texas Municipal Gas Corp.Gas Reservation Revenue Bonds, 2.60%, 7/1/07	110,000	109,255
University of Central Florida COPs, 5.375%, 10/1/35	500,000	468,735
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,422,765
Vacaville California Redevelopment Agency Tax Allocation Bonds, 6.125%, 9/1/20	665,000	684,731
West Bend Wisconsin Joint School District Revenue Bonds, 5.46%, 4/1/21	750,000	753,173
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	539,610
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	975,760

Total Taxable Municipal Obligations (Cost $63,536,005)		63,040,457

High Social Impact Investments - 0.8%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07 (b)(i)(r)	5,016,666	4,866,317

Total High Social Impact Investments (Cost $5,016,666)		4,866,317

Certificates of Deposit - 0.1%
Alternative Federal Credit Union, 3.75%, 11/30/07 (b)(k)	50,000	49,845
First American Credit Union, 5.35%, 12/26/07 (b)(k)	92,000	91,595

	PRINCIPAL
Corporate Bonds - 20.0%	AMOUNT
Mission Area Federal Credit Union, 4.25%, 11/20/07 (b)(k)	50,000	49,825
Native American Credit Union, 4.25%, 11/13/07 (b)(k)	92,000	91,678
ShoreBank & Trust Co., 4.80%, 12/6/07 (b)(k)	100,000	99,610

Total Certificates of Deposit (Cost $384,000)		382,553

TOTAL INVESTMENTS (Cost $555,225,228) - 100.0%		603,343,984
Other assets and liabilities, net - 0.0%		275,540
NET ASSETS - 100%		$603,619,524

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
2 Year U.S. Treasury Notes	440	03/07	$89,773,750	$(332,289)
5 Year U.S. Treasury Notes	50	03/07	5,253,125	(60,239)
10 Year U.S. Treasury Notes	394	03/07	42,342,688	(368,415)
Total Purchased				$(760,943)

Sold:
U.S. Treasury Bonds	325	03/07	$36,217,187	$1,027,784
Total Sold				$1,027,784

(a) Affiliated company.
(b) This security was valued by the Board of Trustees. See note A.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Interest payments have been deferred per conditions of the Supplemental Indenture until July 1, 2007. At December 31, 2006 accumulated deferred interest totaled $1,176,901 and includes interest accrued since and due on October 1, 2003.
(i) Restricted securities represent 2.7% of net assets of the Portfolio.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006. This security is no longer accruing interest. The total interest due from this security, as of December 31, 2006, is $194,292.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(s) 45,000 shares of Bank of America Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.
(w) Security is in default and is no longer accruing interest.
(x) Security is in default and is no longer accruing interest.
(y) Security is in default and is no longer accruing interest.
(z) Security is in default and is no longer accruing interest.
* Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

BALANCED PORTFOLIO	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Agraquest, Inc., Series B Preferred	02/26/97	$200,001
Agraquest, Inc., Series C Preferred	03/11/98 - 06/27/03	200,000
AgraQuest, Inc, Series H Preferred	5/25/05 - 5/18/06	236,207
Angels With Attitude LLC	08/28/00 - 04/30/03	200,000
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07	07/01/04	5,016,666
CFBanc Corp.	03/14/03	270,000
CitySoft Note I, 10.00%, 8/31/06	10/15/02	297,877
CitySoft Note II, 10.00%, 8/31/06	09/09/03	32,500
CitySoft Note III, 10.00%, 8/31/06	05/04/04	25,000
CitySoft Note IV, 10.00%, 8/31/06	03/11/05	25,000
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12)	11/22/02	—
(strike price $0.01/share, expires 10/15/12)	05/04/04	—
(strike price $0.01/share, expires 10/15/12)	11/22/02	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 02/28/13)	04/11/03	—
(strike price $0.14/share, expires 02/28/13)	04/11/03	—
(strike price $0.28/share, expires 02/28/13)	04/11/03	—
(strike price $0.01/share, expires 05/31/13)	07/15/03	—
(strike price $0.14/share, expires 05/31/13)	07/15/03	—

BALANCED PORTFOLIO	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

(strike price $0.28/share, expires 05/31/13)	07/15/03	—
(strike price $0.01/share, expires 08/31/13)	09/09/03	—
(strike price $0.14/share, expires 08/31/13)	09/09/03	—
(strike price $0.28/share, expires 08/31/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	03/11/05	—
(strike price $0.01/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	05/04/04	—
(strike price $0.14/share, expires 09/4/13)	09/09/03	—
(strike price $0.28/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 11/30/13)	01/16/04	—
(strike price $0.14/share, expires 11/30/13)	01/16/04	—
(strike price $0.28/share, expires 11/30/13)	01/16/04	—
(strike price $0.01/share, expires 4/21/14)	03/11/05	—
Coastal Venture Partners	06/07/96 - 06/22/00	173,067
Commons Capital	2/15/01 - 5/8/06	352,651
Environmental Private Equity Fund II	12/31/93 - 11/21/97	12,731
First Analysis Private Equity Fund IV	2/25/02 - 6/6/06	390,315
GEEMF Partners	02/28/97	185,003
Global Environment Emerging Markets Fund	01/14/94 - 12/01/95	757,589
H2Gen Innovations Common Stock	11/04/04	—
H2Gen Innovations, Inc., Series A Preferred	12/30/02	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants(strike price $1.00/share, expires 1/1/12)	11/07/02	—
H2Gen Innovations, Inc., Series B Preferred	11/06/03 - 10/21/04	161,759
H2Gen Innovations, Inc., Series B Preferred, Warrants(strike price $1.00/share, expires 10/31/13)	11/06/03 - 02/02/04	—
H2Gen Innovations, Inc., Series C Preferred	6/1/06	52,886
Hambrecht & Quist Environmental Technology Fund	08/11/89 - 08/10/94	254,513
Hayes Medical Common Stock	01/31/97 - 07/22/99	504,331
Hayes Medical Series A-1 Preferred Stock	08/19/05	4,417
Hayes Medical Series B Preferred Stock	08/19/05-02/10/06	139,576
Hayes Medical Series C Preferred Stock	08/19/05-02/10/06	120,342
Inflabloc	12/29/03	261,945
Infrastructure and Environmental Private Equity Fund III	04/16/97 - 02/12/01	493,425
KDM Development Corp., 2.41%, 12/31/07	11/03/99	728,956
Labrador Ventures III	08/11/98 - 04/02/01	360,875
Labrador Ventures IV	12/14/99 - 06/27/05	822,440
Milepost Ventures	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC	01/08/03 - 09/07/06	175,646
Pharmadigm, Inc.	07/05/96 - 06/18/97	238,055
Plethora Technology Series A Preferred Stock	04/29/05-05/13/05	701,835
Plethora Technology Common Warrants 4/29/2015 $0.01	6/23/03-2/10/04	75,360
Plethora Technology Series A Preferred Warrants 6/9/2013 $0.85	6/8/06	—
Plethora Technology Series A Preferred Warrants 6/9/2013 $0.85	11/3/06	—
Plethora Technology Note	6/8/06	150,000
Rose Smart Growth Fund I LP Note	4/10/06	1,000,000
Seventh Generation, Inc.	04/12/02 - 05/06/03	230,500

BALANCED PORTFOLIO	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	04/22/03 - 05/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	06/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants (strike price $0.01, expires 5/26/2015)	05/27/05	—
Solstice Capital	06/26/01 - 03/28/06	360,526
Utah Ventures	11/17/97 - 02/05/03	867,581
Venture Strategy Partners	08/21/98 - 02/26/03	206,058
Wild Planet Toys, Inc., Series B Preferred	07/12/94	200,000
Wild Planet Toys, Inc., Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc. Series A Preferred	05/16/94	100,000
CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Principal
	Amount	Value
Corporate Bonds - 52.9%
ACLC Business Loan Receivables Trust, 6.00%, 10/15/21 (e)(r)	$562,727	$544,745
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,000,000	1,091,840
7.30%, 10/14/49 (e)	2,000,000	2,016,580
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)	475,000	475,000
APL Ltd., 8.00%, 1/15/24	400,000	359,000
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	994,573
Assured Guaranty US Holdings, Inc., 6.40% to 12/15/16, floating rate thereafter to 12/15/66 (r)	750,000	751,608
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)	3,500,000	1,909,643
Atmos Energy Corp., 5.749%, 10/15/07 (r)	3,500,000	3,500,601
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,475,000	3,439,103
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	2,655,000	2,989,243
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/31/49 (e)(r)	2,000,000	1,978,682
Bank One Corp., 2.625%, 6/30/08	5,000,000	4,819,121

	Principal
	Amount	Value
Bank One Texas, 6.25%, 2/15/08	2,080,000	2,103,180
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	2,500,000	1,279,822
BF Saul, 7.50%, 3/1/14	1,000,000	1,018,750
Cardinal Health, Inc., 5.64%, 10/2/09 (e)(r)	1,250,000	1,251,626
Chase Funding Mortgage Loan, 4.045%, 5/25/33	4,007,811	3,952,183
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	504,375
Collegiate Funding Services Education Loan Trust I:
5.32%, 3/1/42 (r)	12,550,000	12,581,375
5.289%, 12/28/43 (r)	24,050,000	24,110,125
5.30%, 12/28/43 (r)	20,000,000	20,050,000
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	2,000,000	2,030,000
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,885,306
5.245%, 11/15/36 (e)	4,000,000	4,002,240
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,094,282
Enterprise Products Operating LP, 8.375% to 8/1/16, floating rate thereafter to 8/1/66 (r)	3,300,000	3,580,500
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	993,283
Glitnir banki HF:
5.534%, 10/15/08 (e)(r)	2,000,000	1,999,964
5.80%, 1/21/11 (e)(r)	4,000,000	3,999,948
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	750,000	756,786
7.451% to 9/16/16, floating rate thereafter to 9/14/49 (e)(r)	2,750,000	2,897,510
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	973,349
Global Signal Trust III, 5.361%, 2/15/36 (e)	1,500,000	1,491,504
Goldman Sachs Group, Inc., 6.345%, 2/15/34	500,000	506,606
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	2,700,000	2,699,579
Health Care Property Investors, Inc., 5.81%, 9/15/08 (r)	3,000,000	3,007,230
HRPT Properties Trust, 5.961%, 3/16/11 (r)	4,000,000	3,999,874
HSBC Finance Corp., 4.45%, 9/15/08	3,000,000	2,961,336
Impac CMB Trust:
5.62%, 5/25/35 (r)	2,587,190	2,591,749
5.67%, 8/25/35 (r)	1,673,905	1,676,733
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	3,000,000	2,879,473
Interpool Capital Trust, 9.875%, 2/15/27	2,095,000	2,173,562
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,555,000	2,456,300
JPMorgan Chase & Co., 4.91%, 10/28/08 (r)	6,725,000	6,720,974
Kaupthing Bank HF:
5.519%, 12/1/09	2,000,000	1,981,918
6.07%, 1/15/10 (e)(r)	4,000,000	4,007,982
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,500,000	1,339,687
Kinder Morgan, Inc., 7.45%, 3/1/98	200,000	184,097
Landesbank Baden-Wuerttemberg, 4.52%, 2/28/07 (r)	5,000,000	4,995,850
Leucadia National Corp., 7.00%, 8/15/13	925,000	934,250
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	14,710

	Principal
	Amount	Value
8.30%, 12/1/37 (e)(m)*	3,500,000	17,500
Masco Corp., 5.603%, 3/9/07 (e)(r)	3,000,000	3,001,002
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	1,500,000	1,492,200
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	2,250,000	2,160,405
Midwest Family Housing LLC, 5.531%, 1/1/51 (e)	1,500,000	1,467,525
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	1,500,000	1,535,024
6.90%, 10/1/37	1,300,000	1,338,279
Nelnet Private Student Loan Corp.-1, VRDN 5.29%, 10/1/36 (r)	5,000,000	5,000,000
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	2,500,000	2,564,225
5.78%, 10/1/36 (e)	1,500,000	1,558,125
Orkney Re II plc, Series B, 8.404%, 12/21/35 (e)(r)	1,700,000	1,700,000
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	2,750,000	2,750,000
Pacific Pilot Funding Ltd., 6.124%, 10/20/16 (e)(r)	990,764	989,341
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	512,423
Pioneer Natural Resources Co.:
5.875%, 7/15/16	1,000,000	923,315
6.875%, 5/1/18	7,050,000	6,857,595
Preferred Term Securities IX Ltd., 6.121%, 4/3/33 (e)(r)	1,000,000	1,005,720
Prudential Financial, Inc., 5.51%, 6/13/08 (r)	2,000,000	2,004,122
RBS Capital Trust I, 6.164%, 9/29/49 (r)	2,750,000	2,746,661
Redstone Arsenal Military Housing, 5.59%, 9/1/36 (e)	2,810,000	2,766,587
Reed Elsevier Capital, Inc., 5.69%, 6/15/10 (r)	3,500,000	3,499,879
Regions Financial Corp., 4.50%, 8/8/08	3,500,000	3,471,202
Richmond County Capital Corp., 8.318%, 7/15/49	2,000,000	2,007,500
Salvation Army, 5.46%, 9/1/16	310,000	315,425
Santander Issuances SA Unipersonal , 5.725%, 6/20/16 (e)(r)	5,000,000	5,084,560
Sovereign Bancorp, Inc., 5.649%, 3/1/09 (e)(r)	3,315,000	3,313,538
Sovereign Bank, 4.00%, 2/1/08	1,500,000	1,478,347
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	346,569
Spieker Properties LP, 6.75%, 1/15/08	6,000,000	6,088,370
TIERS Trust, 8.45%, 12/1/17 (n)*	439,239	6,589
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	73,678,121	9,354,911
Unicredit Luxembourg Finance SA, 5.716%, 1/13/17 (e)(r)	4,000,000	4,003,453
Union Financial Services-1, Inc. VRDN, 5.32%, 12/1/32 (r)	4,400,000	4,400,000
Vornado Realty LP, 5.625%, 6/15/07	3,000,000	3,000,139
Western Union Co., 5.40%, 11/17/11 (e)	4,000,000	3,940,243
Xerox Corp., 6.75%, 2/1/17	750,000	778,125

Total Corporate Bonds (Cost $262,555,892)		258,036,656

Taxable Municipal Obligations - 32.3%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	154,349

	Principal
	Amount	Value
5.32%, 3/1/15	165,000	164,317
5.47%, 3/1/18	190,000	189,356
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon,:
10/1/08	9,545,000	8,694,063
10/1/11	11,655,000	9,111,296
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	1,250,000	1,239,375
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	260,000	255,060
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,185,515
Zero Coupon, 6/1/12	1,530,000	1,155,196
Zero Coupon, 6/1/13	1,585,000	1,135,288
5.58%, 8/1/13	1,085,000	1,106,483
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,115,869
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,241,914
5.01%, 8/1/15	700,000	689,136
Zero Coupon, 6/1/19	2,910,000	1,478,134
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	970,000	960,921
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	774,675
Chicago Illinois GO Bonds, 5.20%, 1/1/11	4,770,000	4,773,387
College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,402,766
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	3,000,000	3,062,820
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/19	280,000	137,360
12/1/20	700,000	320,656
12/1/21	700,000	300,062
12/1/24	620,000	224,074
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,715,573
Detroit Michigan GO Bonds, 5.15%, 4/1/25	5,000,000	4,668,500
Elkhart Indiana Community Schools GO Bonds, 5.70%, 7/5/15	1,435,000	1,473,487
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	828,987
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,315,384
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	888,637
Howell Township New Jersey School District GO Bonds, 5.20%, 7/15/18	1,585,000	1,562,002
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,325,000	1,334,792
Indiana State Bond Bank Revenue Bonds:
5.32%, 7/15/17	2,725,000	2,718,406
6.01%, 7/15/21	4,000,000	4,105,000
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	966,430
Johnson City Tennessee Public Building Authority Revenue Bonds, 6.20%, 9/1/21	2,320,000	2,396,398
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,000,000	1,019,320
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,123,415
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,479,540
4.90%, 8/1/17	1,715,000	1,653,140

	Principal
	Amount	Value
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	961,425
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,158,852
Missouri State Higher Education Loan Authority Revenue VRDN, 5.27%, 5/1/44 (r)	12,300,000	12,300,000
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	858,510
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	500,000	516,625
New Jersey State Economic Development Authority Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,168,876
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,950,372
New York State MMC Corp. Revenue Bonds, 5.50%, 11/1/35 (r)	2,000,000	2,000,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	715,000	695,888
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.383%, 9/1/16	5,565,000	5,586,648
5.263%, 9/7/16	2,000,000	1,993,300
5.411%, 9/1/21	2,270,000	2,255,177
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	1,000,000	971,110
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,443,564
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	7,000,000	5,277,370
6/30/14	2,500,000	1,694,650
6/30/18	1,195,000	642,719
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	1,000,000	968,680
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	452,000	456,520
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	6,000,000	6,016,320
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	1,062,360
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	500,000	499,525
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	1,000,000	1,008,350
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	1,003,160
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	3,000,000	3,047,700
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	980,000	978,383
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,465,064
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,484,800
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	442,014
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.20%, 12/1/07	1,295,000	1,271,573
4.20%, 12/1/10	1,235,000	1,197,518
Shawano-Gresham Wisconsin School District GO Bonds, 5.94%, 3/1/17	825,000	843,307
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	3,000,000	3,140,580
South Carolina Student Loan Corp. Revenue Bonds, 5.32%, 6/1/34 (r)	4,550,000	4,550,000
Texas Municipal Gas Corp. Gas Reservation Revenue Bonds., 2.60%, 7/1/07	145,000	144,018
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	577,466

	Principal
	Amount	Value
University of Central Florida COPs, 5.375%, 10/1/35	1,000,000	937,470
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,897,020
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,222,600
Vigo County Indiana Redevelopment Authority Economic Development Revenue Bonds, 4.96%, 8/1/14	530,000	522,082
West Bend Wisconsin Joint School District No.1 Revenue Bonds, 5.46%, 4/1/21	1,270,000	1,275,372
West Contra Costa California Unified School District Revenue Bonds:
4.71%, 1/1/11	455,000	445,745
4.76%, 1/1/12	475,000	465,481
4.82%, 1/1/13	500,000	487,040
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,616,852

Total Taxable Municipal Obligations (Cost $157,536,497)		157,623,169

U.S. Government Agencies and Instrumentalities - 11.3%
Fannie Mae, 5.50%, 12/25/16	2,326,615	2,304,330
Federal Home Loan Bank:
0.00%, 2/5/07 (r)	3,000,000	2,943,750
5.00%, 10/26/07	7,000,000	6,987,998
0.00, 12/28/07 (r)	5,000,000	4,583,500
Federal Home Loan Bank Discount Notes, 1/2/07	17,000,000	16,997,733
Freddie Mac:
4.125%, 7/12/10	3,000,000	2,920,659
5.125%, 12/15/13	11,532,550	11,381,056
5.625%, 11/23/35	3,500,000	3,398,256
Small Business Administration:
5.038%, 3/10/15	995,117	981,923
4.94%, 8/10/15	2,422,464	2,395,077

	Principal
	Amount	Value
Total U.S. Government Agencies and Instrumentalities (Cost $55,476,304)		54,894,282

High Social Impact Investments - 0.4%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	2,087,392	2,024,833

Total High Social Impact Investments (Cost $2,087,392)		2,024,833

Equity Securities - 1.9%	Shares

Conseco, Inc., Preferred	105,000	2,618,700
MFH Financial Trust I, Preferred (e)	20,000	2,045,000
ONEOK Partners LP	3,500	221,690
Roslyn Real Estate Asset Corp., Preferred *	17	1,707,969
WoodBourne Pass-Through Trust, Preferred (e)	25	2,503,906

Total Equity Securities (Cost $8,842,814)		9,097,265

TOTAL INVESTMENTS (Cost $486,498,899) - 98.8%		481,676,205
Other assets and liabilities, net - 1.2%		5,916,497

NET ASSETS - 100%		$487,592,702

				Unrealized
			Underlying Face	Appreciation
Futures	# of Contracts	Expiration Date	Amount at Value	(Depreciation)
Purchased:
2 Year U.S. Treasury Notes	972	3/07	$198,318,375	(730,041.00)
5 Year U.S. Treasury Notes	100	3/07	10,506,250	(120,477)
10 Year U.S. Treasury Notes	1311	3/07	140,891,531	(1,198,882)
Total Purchased				($2,049,400)

Sold:
U.S. Treasury Bonds	775	3/07	($86,364,063)	$2,373,588
Total Sold				$2,373,588

* Non-income producing security.
(b) This security was valued by the Board of Trustees. See Note A
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i) Restricted securities represent 0.4% of net assets of the Portfolio.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest interest payments due in August of 2006. This security is no longer accruing interest. The total interest due from this security, as of December 31, 2006, is $148,172.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

	AQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/1/06	$2,087,392
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Shares	Value
EQUITY SECURITIES - 95.6%
Biotechnology - 2.9%

Amgen, Inc.*	550,000	$37,570,500

Capital Markets - 5.7%
A.G. Edwards, Inc.	250,000	15,822,500

	Shares	Value
Bank of New York Co., Inc.	650,000	25,590,500
SEI Investments Co.	550,000	32,758,000

		74,171,000

Chemicals - 3.1%
Air Products & Chemicals, Inc.	380,000	26,706,400
Ecolab, Inc.	300,000	13,560,000

		40,266,400

Commercial Banks - 3.4%
Synovus Financial Corp.	800,000	24,664,000
Wachovia Corp.	350,000	19,932,500

		44,596,500

Communications Equipment - 7.8%
Cisco Systems, Inc.*	2,300,000	62,859,000
Motorola, Inc.	1,900,000	39,064,000

		101,923,000

Consumer Finance - 4.1%
American Express Co.	500,000	30,335,000
SLM Corp.	300,000	14,631,000
Western Union Co.	400,000	8,968,000

		53,934,000

Electrical Equipment - 4.5%
Cooper Industries Ltd.	300,000	27,129,000
Emerson Electric Co.	700,000	30,863,000

		57,992,000

Electronic Equipment & Instruments - 3.2%
CDW Corp.	300,000	21,096,000
Molex, Inc.	750,000	20,775,000

		41,871,000

Energy Equipment & Services - 2.5%
FMC Technologies, Inc.*	520,000	32,047,600

Food & Staples Retailing - 7.0%
Costco Wholesale Corp.	500,000	26,435,000
Sysco Corp.	1,050,000	38,598,000
Walgreen Co.	550,000	25,239,500

		90,272,500

Gas Utilities - 1.8%
Questar Corp.	280,000	23,254,000

	Shares	Value
Health Care Equipment & Supplies - 10.9%
Medtronic, Inc.	850,000	45,483,500
Respironics, Inc.*	600,000	22,650,000
St. Jude Medical, Inc.*	700,000	25,592,000
Stryker Corp.	350,000	19,288,500
Varian Medical Systems, Inc.*	600,000	28,542,000

		141,556,000

Household Products - 6.0%
Colgate-Palmolive Co.	600,000	39,144,000
Procter & Gamble Co.	600,000	38,562,000

		77,706,000

Industrial Conglomerates - 0.9%
3M Co.	150,000	11,689,500

Insurance - 3.7%
Aflac, Inc.	700,000	32,200,000
Chubb Corp.	300,000	15,873,000

		48,073,000

Internet Software & Services - 1.4%
eBay, Inc.*	600,000	18,042,000

IT Services - 4.3%
Cognizant Technology Solutions Corp.*	200,000	15,432,000
First Data Corp.	600,000	15,312,000
Fiserv, Inc.*	470,000	24,637,400

		55,381,400

Machinery - 3.5%
Dover Corp.	600,000	29,412,000
Pentair, Inc.	500,000	15,700,000

		45,112,000

Multiline Retail - 5.3%
Kohl’s Corp.*	590,000	40,373,700
Target Corp.	500,000	28,525,000

		68,898,700

Office Electronics - 2.1%
Zebra Technologies Corp.*	800,000	27,832,000

Oil, Gas & Consumable Fuels - 1.3%
EOG Resources, Inc. (t)	275,000	17,173,750

	Shares	Value
Pharmaceuticals - 2.8%
Johnson & Johnson	550,000	36,311,000

Software - 2.3%
Microsoft Corp.	1,000,000	29,860,000

Specialty Retail - 4.9%
Bed Bath & Beyond, Inc.*	500,000	19,050,000
Home Depot, Inc.	400,000	16,064,000
Staples, Inc.	1,050,000	28,035,000

		63,149,000

Venture Capital - 0.2%
20/20 Gene Systems Inc., Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	—
Cerionx Inc.:
Series A Preferred (a)(b)(i)*	29,322	353,142
Series A Preferred, Warrants (strike price $.06/share, expires 6/30/16) (b)(i)*	12,255	146,859
Chesapeake PERL, Inc.:
Series A-2 Preferred (b)(i)*	240,000	30,000
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 7/31/09) (b)(i)*	75,000	—
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000	—
Cylex, Inc.:
Common Stock (b)(i)*	285,707	—
Series B Preferred (b)(i)*	1,134,830	162,526
Series C-1 Preferred (b)(i)*	2,542,915	897,140
Digital Directions International, Inc., Warrants (strike price $1.50/share, expires 10/18/16) (b)(i)*	50,000	—
Global Resource Options, Inc., Series A Preferred (a)(b)(i)*	750,000	750,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	98,717
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	231,315
Series C Preferred (b)(i)*	36,984	52,886
Sword Diagnostics Series B Preferred (b)(i)*	640,697	250,000

		2,972,585

Total Equity Securities (Cost $945,402,160)		1,241,655,435

	Adjusted
	Basis

Limited Partnership Interest - 0.0%
China Environment Fund 2004 (b)(i)*	$155,286	139,591
SEAF India International Growth Fund LLC (b)(i)*	198,932	185,922
Sustainable Job Fund II (b)(i)*	100,000	100,000

Total Limited Partnership Interest (Cost $454,218)		425,513

	Principal
	Amount

Corporate Bonds - 0.1%
20/20 Gene Systems Inc., 8.00%, 6/30/07 (b)(i)	250,000	125,000
Digital Directions International, Inc., 8.00%, 10/18/09 (b)(i)	500,000	500,000

Total Corporate Bonds (Cost $750,000)		625,000

High Social Impact Investments - 0.6%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	7,583,877	7,356,588

Total High Social Impact Investments (Cost $7,583,877)		7,356,588

U.S. Government Agencies and Instrumentalities - 3.8%

Federal Home Loan Bank Discount Notes, 1/2/07	49,000,000	48,993,467

Total U.S. Government Agencies and Instrumentalities (Cost $48,993,467)		48,993,467

TOTAL INVESTMENTS (Cost $1,003,183,721) - 100.1%		1,299,056,003
Other assets and liabilities, net — (0.1%)		(782,553)

NET ASSETS - 100%		$1,298,273,450

*	Non-income producing security.
(a) Affiliated company.
(b) This security was valued by the Board of Trustees. See note A.
(i) Restricted securities represent 0.9% of the net assets.
(r) The coupon rate shown on floating or adjustable rate securites represents the rate at period end.

(t) 35,000 shares of EOG Resources, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
8.00%, 6/30/07	8/29/03	$250,000
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	7,583,877
Cerionx, Inc.:
Series A Preferred	6/30/06	353,142
Series A Preferred Warrants (strike price $0.06/share, expires 6/30/16)	6/30/06	146,859
Chesapeake PERL, Inc.:
Series A-2 Preferred	7/30/04	300,000
Series A-2 Preferred Warrants (strike price $1.25/share, expires 7/31/09)	12/22/06	—
Series A-2 Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	—
China Environment Fund 2004 LP	9/15/05-10/11/06	155,286
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B Preferred	11/30/06	547,525
Series C-1 Preferred	11/30/06	471,342
Digital Directions International, Inc.:
8.00%, 10/18/09	10/18/06	500,000
Warrants (strike price $1.50/share, expires 10/18/16)	10/18/06	—
Global Resource Options, Inc., Series A Preferred	9/18/06	750,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A Preferred	11/4/04	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B Preferred	10/21/04-10/27/04	161,759
Series C Preferred	6/1/06	52,886
SEAF India International Growth Fund LLC	3/22/05-5/24/06	198,932
Sustainable Jobs Fund II LP	2/14/06-4/4/06	100,000
Sword Diagnostics Series B Preferred	12/26/06	250,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Shares	Value

EQUITY SECURITIES - 99.2%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	4,600	$118,128
Innovative Solutions & Support, Inc.*	1,600	27,248

		145,376

Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	5,000	374,900

Airlines - 0.5%
Continental Airlines, Inc., Class B*	8,400	346,500
Southwest Airlines Co.	10,000	153,200

		499,700

Auto Components - 0.1%
Autoliv, Inc.	2,000	120,600

Biotechnology - 2.1%
Amgen, Inc.*	25,000	1,707,750
Gilead Sciences, Inc.*	3,300	214,269

		1,922,019

Capital Markets - 3.7%
BlackRock, Inc.	1,000	151,900
Charles Schwab Corp.	2,800	54,152
Goldman Sachs Group, Inc.	9,400	1,873,890
Nuveen Investments, Inc.	25,500	1,322,940

		3,402,882

Chemicals - 0.6%
H.B. Fuller Co.	20,800	537,056
Lubrizol Corp.	400	20,052

		557,108

Commercial Banks - 3.5%
US Bancorp	31,700	1,147,223
Wachovia Corp.	37,300	2,124,235

		3,271,458

Commercial Services & Supplies - 0.4%
United Stationers, Inc.*	7,100	331,499

	Shares	Value
Communications Equipment - 3.4%
Cisco Systems, Inc.*	72,700	1,986,891
Motorola, Inc.	39,600	814,176
QUALCOMM, Inc.	8,600	324,994

		3,126,061

Computers & Peripherals - 5.6%
Apple, Inc.*	1,600	135,744
Dell, Inc.*	24,300	609,687
EMC Corp.*	20,200	266,640
Hewlett-Packard Co.	26,700	1,099,773
International Business Machines Corp.	24,700	2,399,605
Lexmark International, Inc.*	8,900	651,480

		5,162,929

Consumer Finance - 1.6%
American Express Co.	12,000	728,040
First Marblehead Corp.	14,150	773,297

		1,501,337

Containers & Packaging - 0.2%
Aptargroup, Inc.	2,400	141,696
Sealed Air Corp.	100	6,492

		148,188

Diversified Financial Services - 7.5%
Bank of America Corp.	54,679	2,919,312
CIT Group, Inc.	27,500	1,533,675
JPMorgan Chase & Co.	51,784	2,501,167

		6,954,154

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	62,838	2,246,459

Electric Utilities - 1.0%
Cleco Corp.	20,300	512,169
IDACORP, Inc.	10,800	417,420

		929,589

Electrical Equipment - 1.3%
Cooper Industries Ltd.	400	36,172
Genlyte Group, Inc.*	11,600	906,076
Woodward Governor Co.	6,300	250,173

		1,192,421

	Shares	Value
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc.*	5,900	205,615

Energy Equipment & Services - 1.9%
Grant Prideco, Inc.*	5,400	214,758
Smith International, Inc.	12,000	492,840
Tidewater, Inc.	6,300	304,668
Universal Compression Holdings, Inc.*	12,500	776,375

		1,788,641

Food Products - 2.2%
General Mills, Inc.	22,600	1,301,760
Kellogg Co.	14,200	710,852

		2,012,612

Gas Utilities - 2.3%
Energen Corp.	18,500	868,390
Equitable Resources, Inc.	6,600	275,550
Oneok, Inc.	12,500	539,000
Questar Corp.	5,200	431,860

		2,114,800

Health Care Equipment & Supplies - 1.3%
Becton Dickinson & Co.	5,000	350,750
Medtronic, Inc.	15,100	808,001

		1,158,751

Health Care Providers & Services - 6.9%
AmerisourceBergen Corp.	22,100	993,616
Cardinal Health, Inc.	22,950	1,478,668
Caremark Rx, Inc.	16,800	959,448
Cigna Corp.	7,700	1,013,089
Express Scripts, Inc.*	8,700	622,920
Lincare Holdings, Inc.*	700	27,888
McKesson Corp.	25,000	1,267,500
WellCare Health Plans, Inc.*	800	55,120

		6,418,249

Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	16,500	662,805

Household Durables - 0.2%
Black & Decker Corp.	2,300	183,931

	Shares	Value
Household Products - 3.8%
Colgate-Palmolive Co.	7,800	508,872
Kimberly-Clark Corp.	12,700	862,965
Procter & Gamble Co.	33,637	2,161,850

		3,533,687

Industrial Conglomerates - 1.4%
3M Co.	16,200	1,262,466

Insurance - 6.4%
21st Century Insurance Group	2,600	45,890
American Physicians Capital, Inc.*	1,400	56,056
Chubb Corp.	13,500	714,285
Commerce Group, Inc.	9,000	267,750
Hartford Financial Services Group, Inc.	4,900	457,219
Lincoln National Corp.	4,200	278,880
Odyssey Re Holdings Corp.	7,800	290,940
Phoenix Co.’s, Inc.	1,900	30,191
Principal Financial Group	13,500	792,450
Prudential Financial, Inc.	9,700	832,842
Safeco Corp.	1,000	62,550
St. Paul Travelers Co.’s, Inc.	30,200	1,621,438
StanCorp Financial Group, Inc.	5,300	238,765
UnumProvident Corp.	11,500	238,970
WR Berkley Corp.	900	31,059

		5,959,285

Internet & Catalog Retail - 0.3%
Expedia, Inc.*	14,200	297,916
Liberty Media Corp. — Interactive*	325	7,010

		304,926

IT Services - 2.2%
Acxiom Corp.	5,800	148,770
Automatic Data Processing, Inc.	21,900	1,078,575
First Data Corp.	18,600	474,672
Tyler Technologies, Inc.*	21,300	299,478

		2,001,495

Life Sciences — Tools & Services - 0.1%
Applera Corp. — Applied Biosystems Group	1,600	58,704

Machinery - 5.4%

	Shares	Value
Cummins, Inc.	7,900	933,622
Danaher Corp.	13,200	956,208
Illinois Tool Works, Inc.	18,340	847,125
Nordson Corp.	6,500	323,895
Parker Hannifin Corp.	11,000	845,680
Terex Corp.*	14,900	962,242
Valmont Industries, Inc.	1,800	99,882

		4,968,654

Media - 4.8%
Cox Radio, Inc.*	19,500	317,850
McGraw-Hill Co.’s, Inc.	22,800	1,550,856
Omnicom Group, Inc.	4,600	480,884
Time Warner, Inc.	90,700	1,975,446
Univision Communications, Inc.*	2,900	102,718

		4,427,754

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	1,500	59,070

Multiline Retail - 2.7%
Kohl’s Corp.*	21,200	1,450,716
Nordstrom, Inc.	13,400	661,156
Target Corp.	6,100	348,005

		2,459,877

Multi-Utilities - 1.9%
Black Hills Corp.	17,000	627,980
MDU Resources Group, Inc.	36,900	946,116
NiSource, Inc.	5,700	137,370
OGE Energy Corp.	600	24,000

		1,735,466

Office Electronics - 0.1%
Xerox Corp.*	8,100	137,295

Oil, Gas & Consumable Fuels - 4.2%
Chesapeake Energy Corp.	700	20,335
EOG Resources, Inc.	17,300	1,080,385
Kinder Morgan, Inc.	7,700	814,275
Overseas Shipholding Group, Inc.	14,200	799,460
Plains Exploration & Production Co.*	6,500	308,945
St Mary Land & Exploration Co.	4,600	169,464
XTO Energy, Inc.	15,142	712,431

		3,905,295

Personal Products - 0.2%

	Shares	Value
Playtex Products, Inc.*	12,400	178,436

Pharmaceuticals - 3.5%
Johnson & Johnson	19,500	1,287,390
Pfizer, Inc.	76,500	1,981,350

		3,268,740

Real Estate Investment Trusts - 0.6%
Equity Office Properties Trust	3,600	173,412
New Century Financial Corp.	12,100	382,239

		555,651

Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc.*	6,000	199,200

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	34,900	706,725
Lam Research Corp.*	8,400	425,208
MEMC Electronic Materials, Inc.*	2,800	109,592
Micron Technology, Inc.*	35,200	491,392
Novellus Systems, Inc.*	20,800	715,936

		2,448,853

Software - 3.1%
BEA Systems, Inc.*	29,600	372,368
BMC Software, Inc.*	9,000	289,800
Compuware Corp.*	17,800	148,274
Microsoft Corp.	66,000	1,970,760
Sybase, Inc.*	4,600	113,620

		2,894,822

Specialty Retail - 3.5%
Best Buy Co., Inc.	700	34,433
Gap, Inc.	13,525	263,738
Home Depot, Inc.	40,500	1,626,480
Office Depot, Inc.*	18,200	694,694
Staples, Inc.	23,550	628,785

		3,248,130

Thrifts & Mortgage Finance - 1.4%
Freddie Mac	1,200	81,480
Triad Guaranty, Inc.*	1,100	60,357
Washington Mutual, Inc.	25,925	1,179,328

		1,321,165

	Shares	Value
Wireless Telecommunication Services - 0.5%
American Tower Corp.*	11,300	421,264

Total Equity Securities (Cost $76,648,250)		91,782,319

	Principal
U.S. Government Agencies and Instrumentalities - 2.0%	Amount

Federal Home Loan Bank Discount Notes, 1/2/07	$1,900,000	1,899,747

Total U.S. Government Agencies and Instrumentalities (Cost $1,899,747)		1,899,747

TOTAL INVESTMENTS (Cost $78,547,997) - 101.2%		93,682,066
Other assets and liabilities, net — (1.2%)		(1,142,207)

NET ASSETS - 100%		$92,539,859

* Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

On January 21, 2005, the net assets of the Delaware Social Awareness Fund merged into the Calvert Social Investment Fund’s Equity Portfolio. The merger was accomplished by a tax-free exchange of 541,818 Class A, 637,378 Class B, 239,520 Class C, and 9,307 Class I shares of the Equity Portfolio (valued at $17,977,848, $19,750,182, $6,931,681, and $316,729 respectively) for 1,685,375 Class A, 1,971,291 Class B, 691,550 Class C, and 29,075 Class I shares of the Social Awareness Fund outstanding at January 21, 2005. The Social Awareness Fund’s net assets as of January 21, 2005, including $10,927,963 of unrealized appreciation, were combined with those of the Equity Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2006:

	Total Investments	% of Net Assets
Balanced	$16,321,286	2.7%
Bond	2,024,833	0.4%
Equity	11,379,686	0.9%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2006, and net realized capital loss carryforwards as of September 30, 2006 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$173,093,300	$556,430,566	$486,570,504
Unrealized appreciation	—	71,871,448	3,237,133
Unrealized depreciation	—	(24,958,030)	(8,131,432)
Net unrealized appreciation/ (depreciation)	—	$46,913,418	($4,894,299)

	Equity	Enhanced Equity

Federal income tax cost of investments	$1,003,175,806	$78,939,113
Unrealized appreciation	305,479,614	16,507,617
Unrealized depreciation	(9,599,417)	(1,764,664)
Net unrealized appreciation/ (depreciation)	$295,880,197	$14,742,953
Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity

30-Sep-08	$41,585	—	—
30-Sep-10	14,601	—	$744,037
30-Sep-11	6,847	$7,621,797	2,870,948
30-Sep-12	—	—	—
30-Sep-13	6,183	—	—
30-Sep-14	211	—	—

	$69,427	$7,621,797	$3,614,985

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$170,416

GEEMF Partners LP	185,003	514,034

Milepost Ventures LP	500,000	1

Plethora Technology, Inc.	701,835	526,377

TOTALS	$1,586,838	$1,210,828

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Cerionx, Inc.	$353,142	$353,142

Global Resource Options, Inc.	750,000	750,000

TOTALS	$1,103,142	$1,103,142

NOTE D — OTHER
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $840,000 and $1,217,394 for the Balanced and Equity Portfolios, respectively, at December 31, 2006.
On September 7, 2006, Calvert Group Ltd., Calvert Asset Management Company, Calvert Social Investment Fund and Calvert Variable Series Inc., were named as defendants in a lawsuit now pending in the United States District Court for the District of Connecticut. The lawsuit is an action for specific performance, breach of contract, and promissory estoppel, for the Defendants’ alleged breach of an agreement dated August 28, 2006 to sell without accrued interest four thousand five hundred 8.625%

Maryland State Economic Development Revenue Bonds (“Rocky Gap Bonds”) due October 1, 2019. The securities applicable to the Calvert Social Investment Fund Balanced Portfolio represent three thousand seven hundred fifty bonds, with proceeds of $2,418,750 or 0.5% of the Fund’s net assets on trade date.
The potential impact of this lawsuit seeks delivery of the bonds, unquantified damages, attorney’s fees and expenses. The Fund has retained counsel and has answered the lawsuit by denying any breach of contract and has countersued the plaintiff claiming it breached the contract by failing to purchase the Rocky Gap Bonds with interest. Management does not believe that this lawsuit will have a material adverse effect on the Investment Advisor or Funds.
CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

MUTUAL FUNDS - 99.7%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	9,253	$303,945
Calvert Mid Cap Value Fund, Class I	11,268	220,169
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	32,871	426,007
Calvert Social Investment Fund:
Bond Portfolio, Class I	447,652	7,086,335
Enhanced Equity Portfolio, Class I	36,925	741,827
Equity Portfolio, Class I*	11,073	428,755
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	7,722	201,068
International Equity Fund, Class I	37,555	926,109

Total Mutual Funds (Cost $10,155,392)		10,334,215

TOTAL INVESTMENTS (Cost $10,155,392) - 99.7%		10,334,215
Other assets and liabilities, net - 0.3%		36,187

NET ASSETS - 100%		$10,370,402

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

Mutual Funds - 99.7%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	142,374	$4,676,992
Calvert Mid Cap Value Fund, Class I	54,992	1,074,548
Calvert Small Cap Value Fund, Class I*	57,713	1,085,584
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	164,483	2,131,695
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,125,235	17,812,476
Enhanced Equity Portfolio, Class I	369,820	7,429,691
Equity Portfolio, Class I*	163,962	6,348,614
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	57,712	1,502,810
International Equity Fund, Class I	389,882	9,614,497
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I*	56,952	990,397

Total Mutual Funds (Cost $50,927,639)		52,667,304

TOTAL INVESTMENTS (Cost $50,927,639) - 99.7%		52,667,304
Other assets and liabilities, net - 0.3%		137,365

NET ASSETS - 100%		$52,804,669

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

Mutual Funds - 99.2%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I *	92,111	$3,025,861
Calvert Mid Cap Value Fund, Class I	40,033	782,247
Calvert Small Cap Value Fund, Class I *	59,465	1,118,535
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	78,467	1,016,933
Calvert Social Investment Fund:
Bond Portfolio, Class I	159,992	2,532,680
Enhanced Equity Portfolio, Class I	216,467	4,348,817
Equity Portfolio, Class I *	111,607	4,321,422
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	28,768	749,123
International Equity Fund, Class I	271,273	6,689,604
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	72,058	1,253,094

Total Mutual Funds (Cost $24,958,507)		25,838,316

TOTAL INVESTMENTS (Cost $24,958,507) - 99.2%		25,838,316
Other assets and liabilities, net - 0.8%		218,419

NET ASSETS - 100%		$26,056,735

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund commenced operations on April 29, 2005. The Calvert Aggressive Allocation Fund commenced operations on June 30, 2005. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2006:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$10,166,759	$50,941,578	$24,964,350

Unrealized appreciation	203,778	1,814,353	904,449

Unrealized depreciation	(36,322)	(88,627)	(30,483)

Net unrealized appreciation/ (depreciation)	$167,456	$1,725,726	$873,966

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date:	February 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President – Principal Executive Officer

Date:	February 28, 2007

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date:	February 28, 2007

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	February 28, 2007